Inventory:	12 Months Ended
Jul. 31, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

Note 6 - Inventory:

Inventory consists of the following:

	July 31,
	2012	2011

Raw materials	$—	$502,195
Finished goods	—	215,247
Total	$—	$717,442

At July 31, 2011, the raw materials inventory primarily related to the Company’s Oral-lyn™ product, while the finished goods inventory primarily related to the Company’s over-the-counter confectionary products. As the Company is no longer focusing resources on the sale of the over-the-counter confectionary products, the Company took a write-down of approximately $207,000 in the fiscal year ended July 31, 2012 related to the remaining raw materials and finished goods pertaining to this product line which is included in research and development expenses. The Company took a write-down of approximately $501,000 in the nine months ended fiscal year ended July 31, 2012, pertaining to the remaining raw material inventory related to Oral-lyn™, as such inventory was not expected to be used up in clinical trials prior to its expiration date.